Leases (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of right of use asset
Schedule of lease liabilities

	As of December 31,
	2025	2024	2023
Balance at end of previous year	254,602	206,753	213,942
Additions and contractual changes	47,462	90,331	40,285
Payments	(86,097)	(75,870)	(69,752)
Interest	32,313	33,388	22,278
Balance at end of the period	248,280	254,602	206,753

Schedule of expenses recognized in the income statement

	As of December 31,
	2025	2024	2023
Depreciation (1)	59,049	49,291	51,035
Interest expenses (2)	32,314	33,388	22,278
Total	91,363	82,679	73,313
(1)	This amount is recorded in Depreciation and Amortization combined income statement.
(2)	This amount is recorded in Other Expenses, Net combined income statement.